LONG-TERM DEBT	12 Months Ended
Dec. 30, 2012
Debt Disclosure [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT
Long-term debt consists of the following:

	December 30, 2012	January 1, 2012

Revolving credit facility	$43,629	$52,389
Capital lease obligations	7,891	9,945
Loan payable	—	285

Total	51,520	62,619
Less current portion	2,361	2,470

Long-term portion	$49,159	$60,149

We have a $100,000 four-year senior secured revolving credit facility (Credit Facility) with five banks that matures in 2014.  The Credit Facility is secured by accounts receivable, inventories, fixed assets, and certain other assets.  The Credit Facility contains a fixed charge coverage covenant test that becomes applicable if the sum of available unborrowed credit plus certain cash balances falls below 15% of aggregate commitments or $11,250 whichever is greater.
The Credit Facility provides for the payment of interest on amounts borrowed under both London Interbank Offered Rate (LIBOR) contracts and base rate loans.  Payment of interest on LIBOR contracts is at an annual rate equal to the LIBOR rate plus 3.00% to 3.50% based on our level of liquidity.  Payment of interest on base rate loans is based on the prime rate plus 2.00% to 2.50% based upon our level of liquidity.  The weighted average interest rate, including the spread, was 3.53% at December 30, 2012 and 3.73% at January 1, 2012.  We are also required to pay a fee on the unused portion of the Credit Facility payable at an annual rate of 50.0 basis points if the unused portion is equal to or less than 50% of the aggregate commitment or 75.0 basis points if the unused portion is greater than 50% of the aggregate commitment.  As of December 30, 2012, such fee is payable at an annual rate of 50.0 basis points.
We have several capital leases for printing equipment.  The capital leases have remaining aggregate payments, including interest, of approximately $8,824.  Payments under the leases, including interest, are as follows: 2013-$2,739; 2014-$2,744; 2015-$1,840; and 2016-$1,501.  Amortization expense for all capital leases is included with depreciation expense in the Company’s Consolidated Statements of Income.